Summary of Significant Accounting Policies - Stock-based compensation (Details) - Evolv Technologies Holdings, Inc. - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				17,130,123		24,558,325
Stock compensation expense		$ 535	$ 60	$ 1,617	$ 122	$ 662	$ 264
Business development agreement term				3 years
Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				6,756,653
Stock compensation expense		$ 264	$ 60	$ 467	$ 122	$ 100
Options to purchase common stock | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	1,481,982					1,481,982
Stock compensation expense						$ 100